Document And Entity Information	Jun. 08, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 08, 2023
Entity Registrant Name	PennyMac Mortgage Investment Trust
Entity Central Index Key	0001464423
Entity Emerging Growth Company	false
Securities Act File Number	001-34416
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	27-0186273
Entity Address, Address Line One	3043 Townsgate Road
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	(818)
Local Phone Number	224-7442
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	8.125% Series A Cumulative Redeemable Preferred Shares of Beneficial Interest, $0.01 Par Value
Trading Symbol	PMT/PA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	8.00% Series B Cumulative Redeemable Preferred Shares of Beneficial Interest, $0.01 Par Value
Trading Symbol	PMT/PB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.75% Series C Cumulative Redeemable Preferred Shares of Beneficial Interest, $0.01 Par Value
Trading Symbol	PMT/PC
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.01 Par Value
Trading Symbol	PMT
Security Exchange Name	NYSE